Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data	Total USD ($)	Preferred Stock Amount	Common Stock Amount USD ($)	Additional Paid-in Capital USD ($)	(Accumulated deficit)/Retained Earnings USD ($)
Balance at Dec. 31, 2008	$ 142,638		$ 3	$ 141,588	$ 1,047
Balance, Number of Shares at Dec. 31, 2008			31,625,000
Net loss	(648)				(648)
Balance at Dec. 31, 2009	141,990		3	141,588	399
Balance, Number of Shares at Dec. 31, 2009			31,625,000
Common stock redeemed	(1)		(1)
Common stock redeemed, number of common stock			(10,021,399)
Common stock not redeemed	978			978
Directors compensation (290,000 units)	2,140			2,140
Shares Issued from Warrant Tender Program, net	74,978		2	74,976
Shares Issued from Warrant Tender Program, net, number of common stock			18,412,053
Shares issued in business acquisition	10,745			10,745
Shares issued in business acquisition, number of common stock			1,894,918
Preferred Shares issued, net of expenses	5,463			5,463
Preferred Shares issued, net of expenses, number of preferred stock		3,540
Equity offering, net of offering expenses	33,402		1	33,401
Equity offering, net of offering expenses, number of common stock			6,500,000
Dividend declared/paid	(2,421)			(2,421)
Net loss	(13,546)				(13,546)
Balance at Dec. 31, 2010	253,728		5	266,870	(13,147)
Balance, Number of Shares at Dec. 31, 2010		3,540	48,410,572
Common stock exchanged for 1,000 Series C Preferred Shares	0		(1)	1
Shares reimbursed from escrow in settlement of claim	(1,232)			(1,232)
Common stock exchanged for 1,000 Series C Preferred Shares, number of stock		1,000	(7,676,000)
Shares reimbursed from escrow in settlement of claim			(217,159)
Dividend declared/paid	(9,790)			(9,790)
Net loss	(3,857)				(3,857)
Balance at Dec. 31, 2011	$ 238,849		$ 4	$ 255,849	$ (17,004)
Balance, Number of Shares at Dec. 31, 2011		4,540	40,517,413